Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Shares Issued

Issued

	Number of Common Shares (Pre-Merger)	Number of Common Shares (Post-Merger)	Consideration

Balance – December 31, 2017 (Pre-Merger)	840,223,041
Conversion ratio	0.40
PotashCorp shares converted to Nutrien shares		336,089,216	$1,806
Agrium shares – December 31, 2017 (Pre-Merger)	138,165,765
Conversion ratio	2.23
Agrium shares converted to Nutrien shares		308,109,656	15,898
Fractional shares cancelled [1]		(1,399)	–

Balance – January 1, 2018 (Post-Merger)		644,197,473	17,704
Issued under option plans and share-settled plans		670,201	34
Repurchased		(36,332,197)	(998)

Balance – December 31, 2018		608,535,477	$16,740

1

No fractional shares of Nutrien were issued. Each PotashCorp shareholder and Agrium shareholder that would otherwise have been entitled to receive a fraction of a Nutrien share received, in lieu thereof, a cash amount, without interest, determined by reference to the volume weighted average trading price of Nutrien shares on the Toronto Stock Exchange on the first five trading days on which such shares traded on such exchange following January 2, 2018.

Summary of Share Repurchases

The following table summarizes the Company’s share repurchases:

2018
Common shares repurchased for cancellation	36,332,197
Average price per share	$50.97
Repurchase resulting in a reduction of:
Share capital	$998
Contributed surplus [1]	23
Retained earnings [1]	831

Total Cost	$1,852

1	The excess of net cost over the average book value of the shares.